Federal Home Loan Bank Borrowings - Additional Information (Detail) (USD $)					12 Months Ended
	Dec. 31, 2013 Advance	Dec. 31, 2012	Dec. 31, 2013 Federal Home Loan Bank Advances Mature in 2018 [Member]	Dec. 31, 2013 Federal Home Loan Bank Advances Mature in 2023 [Member]	Dec. 31, 2013 Federal Home Loan Bank Advances Mature in 2014 [Member]
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Federal Home Loan Bank, the remaining maximum borrowing capacity	$ 36,300,000
Federal Home Loan Bank borrowings	3,515,580	3,606,411	1,984,106	1,531,474
Number of fixed rate amortizing advances	3
Subsidiary bank had three fixed rate amortizing advances	3,515,580
Advances from Federal Home Loan Banks, Maturity Year			2018	2023
Federal Home Loan Bank Borrowings, interest rate minimum	4.65%
Federal Home Loan Bank Borrowings, advances interest rate maximum	4.89%
Federal Home Loan Bank Borrowings,Collateral securing borrowings	3,515,580
Borrowings outstanding under credit agreement with the federal Home Loan Bank	0	0
Line of credit facility agreement with the Federal Home Loan Bank, the available maximum credit facility		$ 7,000,000			$ 19,400,000
Line of credit facility expiration date					May 01, 2014